Earnings (Loss) Per Share (Details) - Schedule of components and results of operations and earnings (loss) per common share calculations - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of components and results of operations and earnings (loss) per common share calculations [Abstract]
Net income (loss) available to common shareholders	$ 18,889	$ (4,534)
Weighted-average common shares outstanding – basic	11,900	6,123
Weighted-average common shares outstanding – diluted	15,512	6,123
Earnings (loss) per common share - basic	$ 1.59	$ (0.74)
Earnings (loss) per common share - diluted	$ 0.25	$ (0.74)